SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Boomerang Systems, Inc. and the accounts of all majority-owned subsidiaries. The consolidated balance sheet is a classified presentation, which distinguishes between current and non-current assets and liabilities. The Company believes that a classified balance sheet provides a more meaningful presentation consistent with the business cycles of the Company''s operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Boomerang Systems, Inc. and the accounts of all majority-owned subsidiaries. The consolidated balance sheet is a classified presentation, which distinguishes between current and non-current assets and liabilities. The Company believes that a classified balance sheet provides a more meaningful presentation consistent with the business cycles of the Company's operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Research and Development Expense, Policy [Policy Text Block]

Research and Development:

Pursuant to ASC 730, Research and Development, research and development costs are expensed as incurred. Research and Development expense for the nine months ended June 30, 2012 and 2011 were $1,033,435 and $1,792,653, respectively, and $437,731 and $471,022 for the three months ended June 30, 2012 and 2011, respectively.

Research and Development

Pursuant to ASC 730, research and development costs are expensed as incurred.  Research and development costs for the years ended September 30, 2011 and 2010 were $2,202,020 and $2,669,331, respectively.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Common Share:

We adopted ASC 260, Earnings Per Share. The statement established standards for computing and presenting earnings per share (“EPS”). It replaced the presentation of primary EPS with a basic EPS and also requires dual presentation of basic and diluted EPS on the face of the income statement. Basic income/ (loss) per share was computed by dividing our net income/ (loss) by the weighted average number of common shares outstanding during the period. The weighted average number of common shares used to calculate basic and diluted income/(loss) per common share for the nine months ended June 30, 2012 and 2011 were 7,305,825 and 7,111,900, respectively, and for the three months ended June 30, 2012 and 2011 were 7,354,554 and 7,277,192, respectively.  The Company’s common stock equivalents, of outstanding options and warrants, have not been included as to include them would be anti-dilutive. As of June 30, 2012 and 2011, there were fully vested options outstanding for the purchase of 641,385 and 641,385 common shares, respectively, and warrants for the purchase of 8,472,266 and 3,986,184 common shares, respectively, both of which could potentially dilute future earnings per share.

Earnings Per Common Share

We adopted ASC 260. The statement established standards for computing and presenting earnings per share (“EPS”). It replaced the presentation of primary EPS with a basic EPS and also requires dual presentation of basic and diluted EPS on the face of the income statement. Basic income/(loss) per share was computed by dividing our net income/ (loss) by the weighted average number of common shares outstanding during the period. The weighted average number of common shares used to calculate basic and diluted income/(loss) per common share for the years ended September 30, 2011 and September 30, 2010 was 7,117,078 and 4,960,954, respectively.  The Company’s common stock equivalents, of outstanding options and warrants, have not been included as to include them would be anti-dilutive. As of September 30, 2011 and 2010, there were fully vested options outstanding for the purchase of 597,165 and 361,884 common shares and warrants for the purchase of 4,196,184 and 2,458,232 common shares, respectively, both of which could potentially dilute future earnings per share.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition:

Revenues from the sales of RoboticValet™ and rack and rail systems will be recognized using the percentage of completion method, whereby revenue and the related gross profit is determined by comparing the actual costs incurred to date for the project to the total estimated project costs at completion.

Project costs generally include all material and shipping costs, our direct labor, subcontractor costs and an allocation of indirect costs related to the direct labor. Changes in the project scope, site conditions, staff performance and delays or problems with the equipment used on the project can result in increased costs that may not be billable or accepted by the customer and a loss or lower profit from what was originally anticipated at the time of the proposal.

Estimates for the costs to complete the project are periodically updated by management during the performance of the project. Provisions for changes in estimated costs and losses, if any, on uncompleted projects are made in the period in which such losses are determined.

When the current estimate of total contract costs exceeds the current estimate of total contract revenues, a provision for the entire loss on the contract is made.  Losses are recognized in the period in which they become evident under the percentage-of-completion method.  The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated costs to complete.  As of June 30, 2012, it was estimated that we would incur a gross loss of $3,274,083 on one of our current contracts, which began in fiscal year 2010. This loss is comprised of $2,641,968 recognized through the percentage of completion method from the inception of the contract through June 30, 2012, and $632,115 as a provision for the remaining loss on a contract as of June 30, 2012.

Revenues of $477,290 and $1,319,620 have been recognized for the nine months ended June 30, 2012 and 2011, respectively, under the percentage of completion method, and $96,512 and $0 for the three months ended June 30, 2012 and 2011, respectively.

The Company may have service contracts in the future after the contract warranty period is expired, which are separate and distinct agreements from project agreements and will be billed according to the terms of the contract.

Revenue Recognition

Revenues from the sales of  RoboticValet™ and rack and rail systems will be recognized using the percentage of completion method, whereby revenue and the related gross profit is determined by comparing the actual costs incurred to date for the project to the total estimated project costs at completion.

Project costs generally include all material and shipping costs, our direct labor, subcontractor costs and an allocation of indirect costs related to the direct labor. Changes in the project scope, site conditions, staff performance and delays or problems with the equipment used on the project can result in increased costs that may not be billable or accepted by the customer and a loss or lower profit from what was originally anticipated at the time of the proposal.

Estimates for the costs to complete the project are periodically updated by management during the performance of the project. Provisions for changes in estimated costs and losses, if any, on uncompleted projects are made in the period in which such losses are determined.

When the current estimate of total contract costs exceeds the current estimate of total contract revenues, a provision for the entire loss on the contract is made.  Losses are recognized in the period in which they become evident under the percentage-of-completion method.  The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated costs to complete.  As of September 30, 2011, it was estimated that the gross loss on current contracts would be $1,772,262.  This loss is comprised of $1,583,778 recognized through the percentage of completion method for the year ended September 30, 2011, and $188,484 as a provision for the remaining losses on contracts.  In addition, the $3,395 of gross profit recognized at September 30, 2010 was reversed out during the year ended September 30, 2011.

Revenues of $1,591,948 and $718,530 have been recognized for the years ended September 30, 2011 and 2010, respectively, under the percentage of completion method.

The Company may have service contracts in the future after the contract warranty period is expired, which are separate and distinct agreements from project agreements and will be billed according to the terms of the contract.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Equivalents For purposes of the statement of cash flows, we consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts Receivable and Allowance for Doubtful Accounts:

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  We consider our accounts receivables to be favorably collectible.  Accordingly, we have not recorded an allowance for doubtful accounts at June 30, 2012 and September 30, 2011.

Accounts Receivable and Allowance for Doubtful Accounts

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  We consider our accounts receivables to be favorably collectible.  Accordingly, we have not recorded an allowance for doubtful accounts at September 30, 2011 and 2010, respectively.

Equity Method Investments, Policy [Policy Text Block]
Investment at Equity

The Company accounts for the equity investment using the equity method unless its value has been determined to be other than temporarily impaired, in which case we write the investment down to its impaired value. The Company reviews this investment periodically for impairment and makes appropriate reductions in carrying value when other-than-temporary decline is evident; however, for non-marketable equity securities, the impairment analysis requires significant judgment. During its review, the Company evaluates the financial condition of the issuer, market conditions, and other factors providing an indication of the fair value of the investment. Adverse changes in market conditions or operating results of the issuer that differ from expectation could result in additional other-than-temporary losses in future periods.  See Note 4.

Inventory, Policy [Policy Text Block]		Inventory Inventories consisting of parts, materials and assemblies are stated at the lower of cost or market. Cost is determined using the weighted average cost method.
Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment

Property, plant and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred. Costs of major additions and betterments are capitalized. Depreciation is calculated on the straight-line method over the estimated useful lives which range from three years to fifteen years. Depreciation and amortization for the years ended September 30, 2011 and September 30, 2010 was $52,006 and $49,089, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes

We account for income taxes under ASC 740-10. ASC 740-10 requires an asset and liability approach for financial reporting for income taxes. Under ASC 740-10, deferred taxes are provided for temporary differences between the carrying values of assets and liabilities for financial reporting and tax purposes at the enacted rates at which these differences are expected to reverse. The Company and its subsidiaries file a consolidated Federal income tax return.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates:

Management of the Company has made estimates and assumptions relating to reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

Use of Estimates

Management of the Company has made estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.  Actual results could differ from these estimates.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

We review the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. To determine if impairment exists, we compare the estimated future undiscounted cash flows from the related long-lived assets to the net carrying amount of such assets. Once it has been determined that an impairment exists, the carrying value of the asset is adjusted to the fair value. Factors considered in the determination of the fair value include current operating results, trends and the present value of estimated expected future cash flows.

Derivative Liaility [Policy Text Block]

Derivative liability

The Company accounts for reset provisions in connection with their issuance of debt, and reset provisions of equity instruments attached to their debt, in accordance with Emerging Issues Task Force (“EITF”) Consensus No. 07-5 “Determining Whether an Instrument (or Embedded Feature) is indexed to an Entity’s Own Stock” (EITF 07-5”). Under EITF 07-5, instruments which contain full ratchet anti-dilution provisions are no longer considered indexed to a company’s own stock for purposes of determining whether it meets the first part of the scope exception in paragraph 11 (a) of FASB 133 “Accounting for Derivative Instruments and Hedging Activities”, now promulgated in ASC 815, “Derivative and Hedging”. Under ASC 815 the Company is required to (1) evaluate an instrument’s contingent exercise provisions and (2) evaluate the instrument’s settlement provisions.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

As defined in FASB ASC Topic 820 – 10, “Fair Value Measurements and Disclosures,” fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 – 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company’s valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

As required by FASB ASC Topic 820 – 10, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The estimated fair value of the derivative liability was calculated using the Black-Scholes option pricing model.

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Fair Value Measurements at June 30, 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability	$-	$-	$13,411,740	$13,411,740
Total	$-	$-	$13,411,740	$13,411,740

The Company incurred the derivative liability set forth on the June 30, 2012 balance sheet in connection with the Offering (see Note 7). The initial carrying value of the derivative liability was $10,831,922.

Fair Value of Financial Instruments

The Company has adopted the required provisions of Topic 820, “Fair Value Measurements”. Those provisions relate to our financial assets and liabilities carried at fair value and our fair value disclosures related to financial assets and liabilities. Topic 820 defines fair value, expands related disclosure requirements and specifies a hierarchy of valuation techniques based on the nature of the inputs used to develop the fair value measures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs to fair value measurements - Level 1, meaning the use of quoted prices for identical instruments in active markets; Level 2, meaning the use of quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable; and Level 3, meaning the use of unobservable inputs. Observable market data should be used when available.

The Company’s financial instruments are carried at fair value, including, cash equivalents. Virtually all of the Company’s valuation measurements are Level 1 measurements. The adoption of Topic 820 did not have a significant impact on the Company’s consolidated financial statements.

Warranty Reserves [Policy Text Block]
Warranty Reserves

The Company provides warranty coverage on its products for a specified time as stipulated in its sales contracts.  At the time of completion of a project the Company will record a warranty reserve for estimated costs in connection with future warranty claims.  The amount of warranty reserve is based primarily on the estimated number of products under warranty and historical costs to service warranty claims.  Management periodically assesses the adequacy of the reserves based on these factors and adjusts the reserve accordingly.  The Company has incurred warranty expense of $0 and $8,162 in fiscal years 2011 and 2010, respectively, relating to its completed projects.

Advertising Costs, Policy [Policy Text Block]

Advertising:

Advertising costs amounted to $114,783 and $201,374 for the nine months ended June 30, 2012 and 2011, respectively, and $42,944 and $62,591 for the three months ended March 31, 2012 and 2011, respectively. Advertising costs are included in Sales and Marketing and expensed as incurred.

Advertising Expense

Advertising costs amounted to $242,717 and $190,326 for the years ended September 30, 2011 and 2010, respectively, and are included in Sales and Marketing. Advertising costs are expensed as incurred.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation:

The analysis and computation was performed based on our adoption of ASC 718-10-25, Compensation – Stock Compensation, which requires the recognition of the fair value of stock-based compensation.  For the nine months ended June 30, 2012 and 2011, we conducted an outside independent analysis and our own review, and based on the results, we recognized $472,399 and $562,942 in share-based payments related to non-vested stock options that were issued from fiscal year 2008 through 2010, respectively, and $114,715 and $160,695 for the three months ended June 30, 2012 and 2011, respectively. We recognized $0 and $1,249,997 for fully vested options issued during the nine months ended June 30, 2012 and 2011, respectively, and $0 and $0 for the three months ended June 30, 2012 and 2011, respectively. We recognized $680,554 and $7,234,817 for the issuance of warrants during the nine months ended June 30, 2012 and 2011, respectively, and $96,352 and $974,939 for the three months ended June 30, 2012 and 2011, respectively. We also recognized $50,001 and $0 for the issuance of common stock for services during the nine months ended June 30, 2012 and 2011, respectively, and $50,001 and $0 for the three months ended June 30, 2012 and 2011, respectively.

Stock-Based Compensation

The analysis and computation was performed based on our adoption of ASC 718-10-25, which requires the recognition of the fair value of stock-based compensation.  For the fiscal years ended September 30, 2011 and 2010, we conducted an outside independent analysis and our own review, and based on the results, we recognized $723,637 and $487,616 in share-based payments related to non-vested stock options that were issued from fiscal year 2008 through 2010, and $1,249,997 and $5,626,174 for fully vested options issued during the year ended September 30, 2011 and 2010, respectively.  We also recognized $8,127,272 and $1,601,314 for the issuance of warrants, of which $4,202,406 and $699,998 was for warrants issued to the Chief Executive Officer of the Company in connection with his employment agreement, $25,000 and $0 issued to a consultant for services and $3,899,866 and $0 issued related to financing costs during the year ended September 30, 2011 and 2010, respectively.

Reclassification, Policy [Policy Text Block]		Reclassification Certain fiscal year ended September 30, 2010 items have been reclassified to conform with the fiscal year ended September 30, 2011 presentation.
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  The amendments in this ASU are effective during interim and annual periods beginning after December 15, 2011.  The adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” Under the amendments in this ASU, an entity has two options for presenting its total comprehensive income: to present total comprehensive income and its components along with the components of net income in a single continuous statement, or in two separate but consecutive statements. The amendments in this ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The adoption of ASU No. 2011-05 will not have any material impact on the Company’s consolidated financial position and results of operations.

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles — Goodwill and Other (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption does not have any material impact on the Company’s consolidated financial position and results of operations.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to the consolidated financial statements of the Company.